Income Taxes - Changes In Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	$ 37.6	[1]	$ 35.3
Credited (charged) to net earnings	56.0		(12.2)
Credited (charged) directly to equity	(8.1)		(1.7)
Effects of foreign exchange	(2.1)		1.9
Other	(46.7)		14.3
Deferred tax assets, ending balance	36.7		37.6	[1]
Reconciliation of changes in deferred tax liability [Roll Forward]
Deferred tax liabilities, beginning balance	27.8	[1]	35.4
Charged (credited) to net earnings	(0.8)		(24.3)
Charged (credited) directly to equity	(9.9)		0.8
Additions from business combinations	56.6
Effects of foreign exchange	(1.5)		1.2
Other	(46.7)		14.7
Deferred tax liabilities, ending balance	25.5		27.8	[1]
Unrealized foreign exchange gains
Reconciliation of changes in deferred tax liability [Roll Forward]
Deferred tax liabilities, beginning balance	25.2		26.5
Charged (credited) to net earnings	1.5		(2.9)
Effects of foreign exchange	(2.1)		1.6
Deferred tax liabilities, ending balance	24.6		25.2
Accounting provisions not currently deductible
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	8.8		10.4
Credited (charged) to net earnings	2.1		(1.9)
Effects of foreign exchange	(0.1)		0.3
Deferred tax assets, ending balance	10.8		8.8
Pensions and non-pension post-retirement benefits
Reconciliation of changes in deferred tax liability [Roll Forward]
Deferred tax liabilities, beginning balance	10.6		12.2
Charged (credited) to net earnings			0.1
Charged (credited) directly to equity	(9.9)		(1.7)
Effects of foreign exchange	0.1
Deferred tax liabilities, ending balance	0.8		10.6
Tax losses carried forward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	34.6		30.2
Credited (charged) to net earnings	36.8		4.5
Credited (charged) directly to equity	(9.8)		(1.7)
Effects of foreign exchange	(2.1)		1.6
Deferred tax assets, ending balance	59.5		34.6
Property, plant and equipment and intangibles
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	6.3
Other	(6.3)		6.3
Deferred tax assets, ending balance	0.0		6.3
Reconciliation of changes in deferred tax liability [Roll Forward]
Deferred tax liabilities, beginning balance			12.8
Charged (credited) to net earnings	(2.3)		(18.7)
Additions from business combinations	56.6
Effects of foreign exchange	0.5		(0.4)
Other	(6.3)		6.3
Deferred tax liabilities, ending balance	48.5
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance			12.6
Credited (charged) to net earnings	17.1		(14.8)
Credited (charged) directly to equity	1.7
Effects of foreign exchange	0.1
Other	(4.1)		2.2
Deferred tax assets, ending balance	14.8
Reconciliation of changes in deferred tax liability [Roll Forward]
Deferred tax liabilities, beginning balance	4.1		0.1
Charged (credited) to net earnings			(2.8)
Charged (credited) directly to equity			2.5
Other	(4.1)		4.3
Deferred tax liabilities, ending balance	0.0		4.1
Reclassification between deferred tax assets and deferred tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	(12.1)		(17.9)
Other	(36.3)		5.8
Deferred tax assets, ending balance	(48.4)		(12.1)
Reconciliation of changes in deferred tax liability [Roll Forward]
Deferred tax liabilities, beginning balance	(12.1)		(16.2)
Other	(36.3)		4.1
Deferred tax liabilities, ending balance	$ (48.4)		$ (12.1)

[1]	Certain prior period figures have been restated to reflect the adoption of IFRS 15 (see note 2)